Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Total Capital (to Risk Weighted Assets) Actual Amount	$ 20,036	$ 21,432
Tier 1 Capital (to Risk Weighted Assets) Actual Amount	18,124	19,335
Tier 1 Leverage Ratio Actual Amount	18,124	19,335
Total Capital (to Risk Weighted Assets) Actual Ratio	13.26%	12.94%
Tier 1 Capital (to Risk Weighted Assets) Actual Ratio	11.99%	11.67%
Tier 1 Leverage Ratio Actual Ratio	7.13%	7.26%
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Amount	12,089	13,250
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Amount	6,044	6,625
Tier 1 Leverage Ratio For Capital Adequacy Purposes Amount	10,164	10,659
Total Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets) For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Leverage Ratio For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	15,111	16,563
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	9,067	9,938
Tier 1 Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 12,706	$ 13,323
Total Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets) To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Leverage Ratio To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%